Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement

The following table summarizes the Group’s restricted shares movement during the years ended December 31, 2023, 2024 and 2025:

	2025	2024	2023
	Number of unvested restricted shares	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding at January 1,	—	—	4,967
Vested	—	—	(4,967)
Outstanding at December 31,	—	—	—

Summary of Company's Share Options

The following table discloses movements of the Company’s share options under the 2016 and 2023 Plans held by grantees during the years ended December 31, 2023, 2024 and 2025:

	2025		2024		2023
	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price	Number of Options	Weighted- average exercise price
Outstanding at January 1,	186,367	$289.206	119,072	$462.205	97,296	$302.739
Options granted	64,768	6.114	133,999	77.059	30,483	963.810
Exercised	(954)	6.985	—	—	(624)	139.682
Forfeited	(80,819)	76.887	(55,544)	151.835	(8,083)	57.005
Expired	(77,289)	272.308	(11,160)	3.235	—	—
Outstanding at December 31,	92,073	293.544	186,367	289.206	119,072	462.205
Exercisable at the end of the year	80,511		117,755		78,595

Summary of Share-Based Payment Transactions

The key inputs into the model were as follows:

	Years ended December
	2025	2024	2023
Grant date option fair value per share	$4.77-5.44	$60.42	$14.00-712.70
Exercise price	$6.09-6.2044	$77.00	$94.00-1,001.00
Expected volatility (note i)	94.8%-126.9%	97%	73%
Expected life	5.50-6.02 years	5.500 years	6.250 years
Risk-free rate	3.99%-4.00%	4.18%	3.67%
Expected dividend yield	—%	—%	—%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

Summary of Restricted stock

There was no restricted stock issued under the 2016 Plan during the years ended December 31, 2024 and 2025 and the Company will not make any further awards under the 2016 Plan. Under the 2023 Plan, the following table discloses movements of the Company’s restricted stock under the 2023 Plan for the year December 31, 2025.

	Year ended December 31, 2025
	Number of restricted stocks	Weighted- average exercise price
Outstanding at January 1, 2025	1,108	$541.00
Restricted stock granted	4,194	6.20
Restricted stock vested	(556)	541.00
Restricted stock forfeited	(3,210)	75.17
Outstanding at December 31, 2025	1,536	$54.25